Organization and Summary of Significant Accounting Policies - Schedules of Concentration of Risk Percentage (Detail)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Distributor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.30%	19.80%	21.20%